Regulatory Assets and Liabilities - Gas Utilities and Infrastructure (Narrative) (Details) $ in Millions			1 Months Ended		12 Months Ended
	Dec. 13, 2021 USD ($)	Dec. 16, 2020 USD ($)	Feb. 28, 2021 USD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) km	Dec. 31, 2020
Emera Brunswick Pipeline Company Limited | Gas Utilities and Infrastructure
Public Utilities, General Disclosures [Line Items]
Length Of Pipeline | km					145
Emera Brunswick Pipeline Company Limited | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Length Of Pipeline | km					145
Public Utilities, Property, Plant and Equipment, Transmission and Distribution, Useful Life					25 years
NMGC
Public Utilities, General Disclosures [Line Items]
Incremental gas cost			$ 108
NMGC | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity					9.375%	9.10%
Allowed equity capital structure					52.00%	52.00%
NMGC | New Mexico Public Regulatory | Operating
Public Utilities, General Disclosures [Line Items]
Incremental gas cost					$ 108
Recovery period of approved costs					30 months
NMGC | New Mexico Public Regulatory | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount		$ 5
Public Utilities, Requested Rate Increase (Decrease), Amount	$ 41
PGS | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity						10.75%
Allowed equity capital structure					54.70%	54.70%
Length Of Pipeline, percentage					5.00%
Length Of Pipeline | km					800
Replacement program					$ 80
Regulatory Asset Amortization Period					10 years
Public Utilities, Disclosure of Rate Matters					On November 19, 2020, the FPSC approved a settlement agreement filed by PGS.
PGS | Gas Utilities and Infrastructure | Operating | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)				$ 34
Phase-in Plan, Amount of Capitalized Costs Recovered				34
Public Utilities, Approved Rate Increase (Decrease), Amount				58
PGS | Gas Utilities and Infrastructure | Operating | Cast Iron/Bare Steel Pipe Replacement
Public Utilities, General Disclosures [Line Items]
Length Of Pipeline | km					880
PGS | Gas Utilities and Infrastructure | Operating | Cast Iron/Bare Steel Pipe Replacement | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Phase-in Plan, Amount of Capitalized Costs Recovered				$ 24
PGS | Range, Minimum | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity					8.90%	9.25%
PGS | Range, Minimum | Gas Utilities and Infrastructure | Operating | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity				8.90%
Allowed equity capital structure				54.70%
PGS | Range, Maximum | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity					11.00%	11.75%
PGS | Mid Point | Gas Utilities and Infrastructure | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity					9.90%